Property, plant and equipment, net (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation	¥ 255,762	¥ 185,344	¥ 55,859